UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$121,298,151
(COST $123,451,402)

Communication Services - 10.6%		12,902,293
Entertainment - 3.2%
The Walt Disney Co.	23,450	2,646,098
Viacom Inc. Class B	40,775	1,191,445
Interactive Media & Services - 5.5%
Alphabet Inc. Class A (a)	3,725	4,196,399
Facebook, Inc. Class A (a)	15,475	2,498,439
Media - 1.9%
CBS Corp. Class B	47,200	2,369,912

Consumer Discretionary - 11.0%		13,330,549
Automobiles - 0.9%
Harley-Davidson, Inc.	28,400	1,054,208
Distributors - 1.0%
LKQ Corp. (a)	45,225	1,252,732
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	12,825	901,085
Household Durables - 1.3%
TopBuild Corp. (a)	25,852	1,538,194
Internet & Direct Marketing Retail - 2.1%
eBay Inc.	68,395	2,540,874
Leisure Products - 0.9%
Brunswick Corp.	19,700	1,038,978
Multiline Retail - 0.8%
Target Corp.	14,060	1,021,318
Specialty Retail - 2.1%
Bed Bath & Beyond Inc.	79,400	1,328,362
Lumber Liquidators Holdings, Inc. (a)	106,775	1,261,013
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	74,975	1,393,785

Consumer Staples - 3.1%		3,723,120
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.	33,150	2,359,948
Household Products - 1.1%
Kimberly-Clark Corp.	11,668	1,363,172

Energy - 7.0%		8,506,909
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	24,144	1,063,785
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	9,820	1,174,276
Devon Energy Corp.	31,725	936,205
EOG Resources, Inc.	8,500	799,000
Exxon Mobil Corp.	32,170	2,542,395
Noble Energy, Inc.	37,400	828,410
Pioneer Natural Resources Co.	8,250	1,162,838

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 15.2%		$18,531,965
Banks - 9.4%
Bank of America Corp.	92,225	2,681,903
CIT Group Inc.	30,925	1,576,247
Citigroup Inc.	39,830	2,548,323
JPMorgan Chase & Co.	22,955	2,395,584
PNC Financial Services Group, Inc.	6,795	856,306
SunTrust Banks, Inc.	10,450	677,892
Zions Bancorporation, N.A.	13,025	665,578
Capital Markets - 4.3%
Northern Trust Corp.	18,635	1,736,782
State Street Corp.	33,300	2,393,271
The Goldman Sachs Group, Inc.	5,775	1,135,943
Consumer Finance - 0.5%
Discover Financial Services	8,820	631,600
Insurance - 1.0%
Fidelity National Financial, Inc.	35,125	1,232,536

Health Care - 19.6%		23,862,162
Biotechnology - 6.7%
AbbVie Inc.	22,125	1,753,185
Amgen Inc.	5,475	1,040,688
Celgene Corp. (a)	33,375	2,774,130
Exact Sciences Corp. (a)	25,700	2,338,700
MiMedx Group Inc. (a)	87,500	262,500
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	18,600	1,443,732
Health Care Providers & Services - 8.1%
Cigna Corp.	6,000	1,046,640
CVS Health Corp.	27,550	1,593,216
Hanger, Inc. (a)	107,074	2,165,036
HCA Healthcare, Inc.	9,800	1,362,592
McKesson Corp.	18,460	2,347,374
UnitedHealth Group Inc.	5,400	1,307,988
Pharmaceuticals - 3.6%
Johnson & Johnson	8,635	1,179,886
Merck & Co., Inc.	13,900	1,129,931
Pfizer Inc.	48,825	2,116,564

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 9.1%		$10,973,017
Air Freight & Logistics - 1.5%
FedEx Corp.	9,875	1,787,375
Airlines - 0.7%
Delta Air Lines, Inc.	17,000	842,860
Building Products - 3.1%
Johnson Controls Int'l. PLC	35,541	1,253,531
Masco Corp.	66,075	2,481,777
Electrical Equipment - 0.9%
ABB Ltd. ADR	54,175	1,067,789
Industrial Conglomerates - 2.0%
General Electric Co.	233,025	2,421,130
Machinery - 0.1%
Wabtec Corp.	1,252	91,691
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	23,875	1,026,864

Information Technology - 22.6%		27,522,494
Communications Equipment - 3.7%
Cisco Systems, Inc.	49,160	2,545,013
Lumentum Holdings Inc. (a)	13,700	681,575
Viavi Solutions Inc. (a)	92,735	1,217,611
Electronic Equipment, Instruments & Components - 2.5%
Corning Inc.	44,125	1,535,991
II-VI Inc. (a)	26,300	1,117,224
Maxwell Technologies, Inc. (a)	93,997	443,666
IT Services - 4.4%
Alliance Data Systems Corp.	12,325	2,132,225
First Data Corp. Class A (a)	65,000	1,634,100
PayPal Holdings, Inc. (a)	9,670	948,337
Visa Inc. Class A	4,200	622,104
Semiconductors & Semiconductor Equipment - 5.8%
Infineon Technologies A.G. ADR	87,050	1,916,841
Intel Corp.	22,500	1,191,600
NXP Semiconductors N.V.	16,000	1,461,120
Qualcomm Inc.	47,555	2,538,961
Software - 4.8%
Microsoft Corp.	32,801	3,674,696
Oracle Corp.	40,775	2,125,601
Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	10,025	1,735,829

Materials - 1.6%		1,945,642
Metals & Mining - 1.6%
Freeport-McMoRan Inc.	150,825	1,945,642

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%		$100,000
(COST $100,000)

Money Market Funds - 0.1%		100,000
First American Gov't. Obligations Fund Class X, 2.319% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.9% (COST $123,551,402)		121,398,151

NET OTHER ASSETS AND LIABILITIES - 0.1%		153,894

NET ASSETS - 100.0%		$121,552,045

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2019.

Abbreviations:
ADR American Depositary Receipt
A.G. Aktiengesellschaft is the German term for a public limited liability corporation.
N.V. Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC Public Limited Company

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The accompanying notes are an integral part of the schedule of investments.

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%		$41,863,238
(COST $38,203,601)

Communication Services - 0.5%		215,532
Entertainment - 0.5%
Take-Two Interactive Software, Inc. (a)	2,470	215,532

Consumer Discretionary - 18.8%		7,911,747
Automobiles - 1.0%
Harley-Davidson, Inc.	11,325	420,384
Distributors - 1.9%
LKQ Corp. (a)	28,645	793,466
Hotels, Restaurants & Leisure - 0.7%
Extended Stay America, Inc.	17,510	319,382
Household Durables - 4.6%
D.R. Horton, Inc.	10,515	408,928
Newell Brands, Inc.	36,971	600,039
PulteGroup Inc.	15,535	419,445
TopBuild Corp. (a)	8,440	502,180
Leisure Products - 2.4%
Brunswick Corp.	10,045	529,773
Mattel, Inc. (a)	32,520	468,938
Specialty Retail - 4.4%
Bed Bath & Beyond Inc.	33,000	552,090
Lumber Liquidators Holdings, Inc. (a)	45,765	540,485
Party City Holdco Inc. (a)	42,500	442,425
Urban Outfitters, Inc. (a)	10,555	325,622
Textiles, Apparel & Luxury Goods - 3.8%
Hanesbrands, Inc.	44,615	829,393
Skechers U.S.A., Inc. Class A (a)	22,575	759,197

Consumer Staples - 3.5%		1,453,462
Beverages - 1.3%
Molson Coors Brewing Co. Class B	8,615	531,201
Food Products - 2.2%
The Hain Celestial Group, Inc. (a)	18,565	365,174
The J. M. Smucker Co.	5,260	557,087

Energy - 5.6%		2,335,993
Energy Equipment & Services - 1.4%
Helmerich & Payne, Inc.	3,510	190,242
TechnipFMC PLC	17,125	381,716
Oil, Gas & Consumable Fuels - 4.2%
Cameco Corp.	15,200	176,168
Devon Energy Corp.	11,110	327,856
Noble Energy, Inc.	28,700	635,705
Pioneer Natural Resources Co.	2,255	317,842
Southwestern Energy Co. (a)	72,450	306,464

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 18.2%		$7,652,453
Banks - 9.5%
Associated Banc-Corp	31,538	734,205
CIT Group Inc.	19,680	1,003,090
First Horizon National Corp.	49,645	775,951
Regions Financial Corp.	14,785	242,474
SunTrust Banks, Inc.	7,820	507,283
Zions Bancorporation, N.A.	14,335	732,518
Capital Markets - 4.1%
Eaton Vance Corp.	12,790	535,262
Northern Trust Corp.	8,330	776,356
State Street Corp.	5,975	429,423
Consumer Finance - 1.3%
Discover Financial Services	7,404	530,200
Insurance - 2.3%
Fidelity National Financial, Inc.	15,110	530,210
Unum Group	11,525	430,574
Thrifts & Mortgage Finance - 1.0%
Flagstar Bancorp, Inc.	13,010	424,907

Health Care - 13.3%		5,598,775
Biotechnology - 2.5%
Exact Sciences Corp. (a)	8,700	791,700
MiMedx Group Inc. (a)	50,875	152,625
Xencor, Inc. (a)	4,100	124,394
Health Care Providers & Services - 5.9%
Acadia Healthcare Co., Inc. (a)	15,660	411,701
Hanger, Inc. (a)	55,818	1,128,640
Henry Schein, Inc. (a)	2,180	129,274
McKesson Corp.	2,495	317,264
Premier, Inc. Class A (a)	13,875	507,548
Life Sciences Tools & Services - 2.9%
Accelerate Diagnostics, Inc. (a)	33,700	720,506
Cambrex Corp. (a)	11,675	482,645
Pharmaceuticals - 2.0%
Jazz Pharmaceuticals PLC (a)	5,945	832,478

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 12.6%		$5,300,579
Building Products - 3.0%
A.O. Smith Corp.	8,200	425,826
Masco Corp.	22,250	835,710
Commercial Services & Supplies - 0.7%
Hudson Technologies, Inc. (a)	225,325	283,910
Electrical Equipment - 1.0%
Regal Beloit Corp.	5,055	423,407
Machinery - 6.2%
Ingersoll-Rand PLC	4,825	509,327
Kornit Digital Ltd. (a)	14,250	319,200
Mueller Water Products, Inc. Class A	30,525	318,681
REV Group, Inc.	59,025	521,781
SPX Corp. (a)	7,550	274,518
SPX Flow, Inc. (a)	19,065	658,124
Trading Companies & Distributors - 1.7%
HD Supply Holdings, Inc. (a)	16,975	730,095

Information Technology - 17.5%		7,354,097
Communications Equipment - 2.6%
Lumentum Holdings Inc. (a)	7,600	378,100
Viavi Solutions Inc. (a)	52,531	689,732
Electronic Equipment, Instruments & Components - 2.1%
II-VI Inc. (a)	15,200	645,696
Maxwell Technologies, Inc. (a)	49,997	235,986
IT Services - 3.6%
Alliance Data Systems Corp.	5,150	890,950
Black Knight, Inc. (a)	6,085	317,941
Fiserv, Inc. (a)	3,723	315,301
Semiconductors & Semiconductor Equipment - 5.8%
Cypress Semiconductor Corp.	33,900	523,077
Infineon Technologies A.G. ADR	27,325	601,697
Marvell Technology Group Ltd.	31,504	628,505
NXP Semiconductors N.V.	7,550	689,466
Technology Hardware, Storage & Peripherals - 3.4%
CPI Card Group Inc. (a)	150,397	554,965
Electronics for Imaging, Inc. (a)	23,195	627,193
Pure Storage, Inc. Class A (a)	12,475	255,488

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Materials - 4.6%		$1,927,984
Chemicals - 1.2%
Ecolab Inc.	1,725	291,370
Int'l. Flavors & Fragrances Inc.	1,675	213,563
Containers & Packaging - 1.6%
AptarGroup, Inc.	2,065	210,072
Crown Holdings, Inc. (a)	8,200	445,178
Metals & Mining - 1.8%
Freeport-McMoRan Inc.	51,415	663,253
Lundin Mining Corp.	20,400	104,548

Real Estate - 3.8%		1,595,806
Equity Real Estate Investment - 3.0%
DiamondRock Hospitality Co.	39,025	417,177
Host Hotels & Resorts Inc.	22,045	432,302
Kimco Realty Corp.	24,105	424,007
Real Estate Management & Development - 0.8%
Realogy Holdings Corp.	23,700	322,320

Utilities - 1.2%		516,810
Electric Utilities - 0.5%
Xcel Energy, Inc.	3,810	209,017
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	11,650	307,793

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%		$100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Gov't. Obligations Fund Class X, 2.319% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.8% (COST $38,303,601)		41,963,238

NET OTHER ASSETS AND LIABILITIES - 0.2%		58,170

NET ASSETS - 100.0%		$42,021,408

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2019.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The accompanying notes are an integral part of the schedule of investments.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 99.3%				$3,677,059,959
(COST $3,725,142,316)

Asset-Backed Securities - 11.8%				438,193,499
Air Canada, Series 2013-1B (h)	5.375	11/15/22	7,885,022	8,010,394
Air Canada, Series 2015-1B (h)	3.875	09/15/24	1,944,723	1,912,635
Air Canada, Series 2015-2B (h)	5.000	06/15/25	4,400,655	4,471,065
Airspeed Ltd., Series 2007-1A G1 (1 month LIBOR + 0.270%,
floor 0.000%)(c)(h)	2.759	06/15/32	749,365	726,655
America West Airlines, Series 2000-1	8.057	01/02/22	18,936	19,889
America West Airlines, Series 2001-1	7.100	10/02/22	3,296,396	3,436,492
American Airlines, Series 2013-2 A	4.950	07/15/24	330,876	340,173
American Airlines, Series 2014-1 B	4.375	04/01/24	134,920	134,771
American Airlines, Series 2015-1 B	3.700	11/01/24	2,733,715	2,678,494
American Airlines, Series 2015-2 B	4.400	03/22/25	5,123,666	5,114,956
American Airlines, Series 2016-1 B	5.250	07/15/25	580,026	594,167
Applebee's Funding LLC / IHOP Funding LLC, Series 2014-1 A2 (h)	4.277	09/05/44	39,558,263	39,507,478
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	12,618,433	12,778,687
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	26,282	26,616
Business Jet Securities, LLC, Series 2018-1 A (h)	4.335	02/15/33	6,941,470	6,949,177
Business Jet Securities, LLC, Series 2018-1 B (h)	6.048	02/15/33	4,155,888	4,262,211
Cajun Global LLC, Series 2017-1A A2 (h)	6.500	08/20/47	15,160,000	15,710,763
CAL Funding II Ltd., Series 2012-1A A (h)	3.470	10/25/27	1,024,833	1,021,224
CAL Funding II Ltd., Series 2013-1A A (h)	3.350	03/27/28	2,650,083	2,628,451
Castle Aircraft Securitization Trust, Series 2015-1A A
(4.703% to 11/30/22, then 6.703%)(d)(h)	4.703	12/15/40	746,453	753,460
CLIF V Holdings LLC, Series 2013-1A (h)	2.830	03/18/28	7,706,667	7,581,598
CLIF V Holdings LLC, Series 2018-1H A (h)	6.020	08/19/43	2,663,199	2,733,816
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	30,751	30,982
Continental Airlines, Series 1999-2 C	6.236	09/15/21	391,930	395,849
Continental Airlines, Series 2012-1 B	6.250	10/11/21	4,514,997	4,593,107
Continental Airlines, Series 2012-2 B	5.500	04/29/22	7,343,535	7,459,563
Cronos Containers Program I Ltd., Series 2013-1A A (h)	3.080	04/18/28	5,039,583	4,979,867
Cronos Containers Program I Ltd., Series 2014-1A A (h)	3.040	08/18/29	990,654	975,702
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,503,784	1,652,959
Delta Air Lines, Series 2012-1B (h)	6.875	11/07/20	456,139	458,648
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	9,304,892	9,369,096
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	1,516,165	1,526,626
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 B (h)	6.500	05/30/21	2,441,000	2,456,967
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	7,336,233	7,454,300
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	27,251,350	27,108,706
Element Rail Leasing LLC, Series 2014-1A B1 (h)	4.406	04/19/44	10,158,750	10,143,837
EngenCap ABS Trust, Series 2016-1 A (h)	3.670	12/21/26	20,639,249	20,174,866
FRS LLC, Series 2013-1A B (h)	3.960	04/15/43	1,594,874	1,592,993
Global SC Finance II SRL (SEACO), Series 2013-1A A (h)	2.980	04/17/28	7,500,000	7,390,516
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (h)	3.190	07/17/29	4,420,000	4,347,595
Grain Spectrum Funding II LLC (h)	3.290	10/10/34	946,025	943,104
Harley Marine Financing LLC, Series 2018-1A A2 (h)	5.682	05/15/43	14,662,500	12,917,627
HOA Funding LLC, Series 2014-1A A2 (h)	4.846	08/20/44	4,550,000	4,505,092
HP Communities LLC (h)	5.320	03/15/23	271,471	278,667
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	8,059,994	5,317,665
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	4,131,837	4,000,444
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	10,288,746	10,425,915
Merlin Aviation Holdings D.A.C., Series 2016-1 B (h)	6.500	12/15/32	1,091,560	1,107,195
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	13,203,373	13,150,846
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,014,173	26,470,860
Northwest Airlines, Series 1999-2 A	7.575	09/01/20	102,082	102,082
Northwest Airlines, Series 2000-1 G (d)	7.150	04/01/21	6,721	6,668
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	751,072	769,098
NP Ferrum LLC, Series 2015-1A B1 (h)	4.175	02/19/45	16,917,000	16,486,547
Prudential Securities Structured Assets, Inc., Series 1998-1 A
(1 month LIBOR + 0.420%, floor 0.000%)(c)(h)	2.934	03/02/25	10,326,936	9,655,685
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	2,764,863	2,827,951
SBA Tower Trust, Series 2014-1A C (h)	2.898	10/15/44	1,301,000	1,300,318
S-Jets Limited, Series 2017-1 B (h)	5.682	08/15/42	9,648,900	9,830,112
Spirit Master Funding, LLC, Series 2014-2A A (h)	5.760	03/20/41	16,641,371	17,153,682
Spirit Master Funding, LLC, Series 2014-4A A1 (h)	3.501	01/20/45	4,853,256	4,832,275
Spirit Master Funding, LLC, Series 2017-1A B (h)	5.490	12/20/47	5,000,000	5,094,197
TAL Advantage V LLC, Series 2013-1A A (h)	2.830	02/22/38	3,808,000	3,754,486
TAL Advantage V LLC, Series 2014-1A B (h)	4.100	02/22/39	2,799,998	2,773,128
TAL Advantage V LLC, Series 2014-2A A2 (h)	3.330	05/20/39	2,353,542	2,344,586
Textainer Marine Containers V Ltd., Series 2017-1A B (h)	4.850	05/20/42	1,586,247	1,578,908

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	28,950,000	$27,952,962
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,543,732	1,575,724
US Airways, Series 2001-1 G	7.076	09/20/22	360,531	376,755
US Airways, Series 2012-1 B	8.000	04/01/21	16,677,556	17,006,104
US Airways, Series 2013-1B	5.375	05/15/23	76,850	78,787
Virgin Australia Trust, Series 2013-1 A (h)	5.000	04/23/25	69,517	70,678

Commercial Mortgage-Backed Securities - 3.7%				136,070,443
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D
(1 month LIBOR + 2.750%, floor 2.750%)(c)(h)	5.239	06/15/31	12,000,000	11,995,753
COMM Mortgage Trust, Series 2012-CR1 D (c)(h)	5.321	05/15/45	4,774,000	4,830,835
COMM Mortgage Trust, Series 2012-CR3 E (c)(h)	4.753	10/15/45	5,000,000	4,587,340
COMM Mortgage Trust, Series 2013-CR9 D (c)(h)	4.257	07/10/45	4,898,000	4,294,301
COMM Mortgage Trust, Series 2013-CR11 D (c)(h)	5.137	08/10/50	5,000,000	4,911,549
COMM Mortgage Trust, Series 2014-CC17 D (c)(h)	4.826	05/10/47	5,210,000	4,998,230
COMM Mortgage Trust, Series 2014-CR19 D (c)(h)	4.713	08/10/47	8,650,000	7,779,615
GS Mortgage Securities Trust, Series 2010-C1 E (h)	4.000	08/10/43	17,741,000	17,138,872
GS Mortgage Securities Trust, Series 2012-GC6 D (c)(h)	5.652	01/10/45	8,834,852	8,906,967
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D (c)(h)	4.582	07/15/47	5,000,000	4,511,027
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 D (c)	4.103	07/15/45	5,000,000	4,749,042
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 D (c)(h)	4.561	09/15/47	4,966,000	4,295,594
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18 D (h)	3.389	10/15/47	5,000,000	4,176,035
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 D (c)(h)	4.237	04/15/48	5,000,000	4,440,975
Morgan Stanley Capital I Trust, Series 2011-C2 B (h)	5.200	06/15/44	1,570,000	1,606,144
Morgan Stanley Capital I Trust, Series 2011-C2 D (c)(h)	5.486	06/15/44	1,000,000	1,005,611
OBP Depositor LLC Trust, Series 2010-OBP A (h)	4.646	07/15/45	16,809,000	17,035,143
Palisades Center Trust, Series 2016-PLSD B (h)	3.357	04/13/33	4,500,000	4,462,858
Tharaldson Hotel Portfolio Trust, Series 2018-THL D
(1 month LIBOR + 2.000%, floor 2.100%)(c)(h)	4.512	11/11/34	5,095,476	5,108,157
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4 D (c)(h)	4.480	12/10/45	5,300,000	5,014,740
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (h)	3.938	08/15/50	7,072,000	5,340,760
WFRBS Commercial Mortgage Trust, Series 2011-C4 E (c)(h)	5.232	06/15/44	5,000,000	4,880,895

Convertible Bonds - 0.3%				10,453,308
Macquarie Infrastructure Corp.	2.875	07/15/19	5,500,000	5,471,978
Spirit Realty Capital, Inc.	2.875	05/15/19	5,000,000	4,981,330

Corporate Bonds - 67.6%				2,504,955,164
Acuity Brands Lighting, Inc.	6.000	12/15/19	310,000	316,545
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	3.750	05/15/19	500,000	501,255
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.625	10/30/20	580,000	589,416
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.500	05/15/21	10,401,000	10,538,472
Aircastle Ltd.	6.250	12/01/19	16,744,000	17,077,219
Aircastle Ltd.	7.625	04/15/20	2,000,000	2,084,741
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,820,543
Aircastle Ltd.	5.500	02/15/22	8,263,000	8,549,636
Ameriprise Financial, Inc.	7.300	06/28/19	4,640,000	4,703,698
Ameris Bancorp (5.750% to 03/15/22,
then 3 month LIBOR + 3.616%)(c)	5.750	03/15/27	5,000,000	5,054,252
AmTrust Financial Services, Inc.	6.125	08/15/23	23,472,000	21,361,371
Anadarko Petroleum Corp.	8.700	03/15/19	3,702,000	3,708,915
Anadarko Petroleum Corp.	6.950	06/15/19	6,830,000	6,909,805
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.500	10/15/19	5,055,000	5,113,127
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.250	10/15/22	36,112,000	37,014,800
Anheuser-Busch InBev Worldwide Inc.	6.875	11/15/19	238,000	244,638
Arbor Realty Trust, Inc.	5.625	05/01/23	12,500,000	12,732,136
ArcelorMittal	5.125	06/01/20	2,805,000	2,868,994
Arconic Inc.	6.150	08/15/20	22,281,000	23,005,132
Arconic Inc.	5.400	04/15/21	7,202,000	7,407,917
Arrow Electronics, Inc.	6.000	04/01/20	3,600,000	3,683,419
Associated Banc-Corp	2.750	11/15/19	23,397,000	23,307,306
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%)(c)	5.168	12/15/66	25,158,000	21,493,737
Australia & New Zealand Banking Group Ltd.	2.250	06/13/19	2,746,000	2,742,422
AutoNation, Inc.	5.500	02/01/20	16,099,000	16,450,265
Avery Dennison Corp.	5.375	04/15/20	1,401,000	1,428,985
Avon Products, Inc. (e)	6.600	03/15/20	500,000	508,125
AXIS Specialty Finance PLC	2.650	04/01/19	5,797,000	5,794,242

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp.	5.490	03/15/19	344,000	$344,280
Bank of America Corp. (5.125% to 06/17/19,
then 3 month LIBOR + 3.387%)(c)(g)	5.125	06/17/19	6,753,000	6,724,637
Bank of America Corp.	6.750	08/15/19	150,000	152,425
Bank of America Corp. (5.200% to 06/01/23,
then 3 month LIBOR + 3.135%)(c)(g)	5.200	06/01/23	2,500,000	2,528,125
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%)(c)	0.000	11/19/30	671,000	442,860
Bank of the Ozarks, Inc. (5.500% to 07/01/21,
then 3 month LIBOR + 4.425%)(c)	5.500	07/01/26	19,475,000	19,797,409
Barclays Bank PLC (d)	2.250	09/13/19	15,000,000	14,912,558
Barclays Bank PLC (CPI YOY + 1.000%, floor 0.000%)(c)	3.177	03/16/23	4,435,000	4,308,603
Barclays Bank PLC (3 month LIBOR + 0.650%,
floor 1.650%, cap 6.000%)(c)	3.383	02/05/25	15,000,000	14,280,932
Barclays Bank PLC (5.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%)(c)	1.085	04/30/29	2,425,000	1,872,100
Barclays Bank PLC (8.0 times (USISDA30 - USISDA05 - 0.250%),
floor 0.000%, cap 8.000%)(c)	0.352	08/28/29	2,721,000	2,024,424
Barclays PLC	2.750	11/08/19	33,992,000	33,861,811
Barclays PLC	2.875	06/08/20	636,000	631,690
Barrick (PD) Australia Finance Pty. Ltd.	4.950	01/15/20	420,000	427,401
BCB Bancorp, Inc. (5.625% to 08/01/23,
then 3 month LIBOR + 2.720%)(c)(h)	5.625	08/01/28	8,000,000	8,040,285
Becton Dickinson and Co.	2.133	06/06/19	5,416,000	5,403,336
Becton Dickinson and Co.	2.675	12/15/19	17,131,000	17,064,857
Becton Dickinson and Co. (3 month LIBOR + 1.030%)(c)	3.769	06/06/22	25,355,000	25,261,934
Bemis Co., Inc.	6.800	08/01/19	1,186,000	1,202,552
BHP Billiton Finance USA Ltd. (6.250% to 10/19/20, then USSW5
+4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%)(c)(h)	6.250	10/19/75	7,951,000	8,275,401
BMW US Capital, LLC (h)	1.850	09/15/21	10,000,000	9,708,105
Boardwalk Pipelines, LP	5.750	09/15/19	2,945,000	2,981,213
BorgWarner, Inc.	8.000	10/01/19	3,907,000	4,009,615
Brambles USA, Inc. (h)	5.350	04/01/20	1,750,000	1,786,108
Braskem Finance Ltd. (h)	5.750	04/15/21	10,000,000	10,385,100
Braskem Finance Ltd. (h)	5.750	04/15/21	21,788,000	22,627,056
British Sky Broadcasting Group plc (h)	2.625	09/16/19	500,000	499,010
Brunswick Corp. (h)	4.625	05/15/21	10,828,000	10,742,706
Buckeye Partners, L.P.	4.875	02/01/21	822,000	836,417
CA, Inc.	5.375	12/01/19	10,443,000	10,597,549
Cadence BanCorp (h)	4.875	06/28/19	3,500,000	3,501,490
Campbell Soup Co.	8.875	05/01/21	3,750,000	4,128,327
Canadian Oil Sands Ltd. (h)	7.750	05/15/19	990,000	998,022
Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	20,273,951
Capital One Bank USA N.A.	8.800	07/15/19	8,907,000	9,090,044
Carpenter Technology Corp.	5.200	07/15/21	3,665,000	3,687,072
Carpenter Technology Corp.	4.450	03/01/23	2,000,000	1,987,485
CBL & Associates LP	5.250	12/01/23	7,075,000	5,766,125
CBL & Associates LP	4.600	10/15/24	5,889,000	4,475,640
CBQ Finance Ltd. (h)	7.500	11/18/19	2,200,000	2,256,892
Citigroup, Inc.	2.450	01/10/20	1,000,000	995,882
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%)(c)	0.000	11/19/30	727,000	495,014
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%,
cap 10.000%)(c)	0.940	12/20/33	1,485,000	1,062,518
Citizens Bank, N.A.	2.250	03/02/20	3,668,000	3,640,423
Citizens Bank, N.A. (3 month LIBOR + 0.950%)(c)	3.753	03/29/23	10,000,000	9,986,465
CNH Industrial Capital LLC	3.375	07/15/19	9,966,000	9,974,850
CommonWealth REIT	5.875	09/15/20	6,427,000	6,570,471
Compass Bank	2.750	09/29/19	2,534,000	2,533,994
ConnectOne Bancorp, Inc. (5.200% to 02/01/23,
then 3 month LIBOR + 2.840%)(c)	5.200	02/01/28	5,080,000	5,006,631
Constellation Brands, Inc.	3.875	11/15/19	2,317,000	2,330,002
Continental Resources, Inc.	5.000	09/15/22	15,814,000	15,977,544
Controladora Mabe S.A. de C.V. (h)	7.875	10/28/19	7,900,000	8,101,450
County Bancorp, Inc. (5.875% to 06/01/23,
then 3 month LIBOR + 2.884%)(c)	5.875	06/01/28	7,500,000	7,598,614
CRB Group, Inc. (h)	6.250	06/15/23	5,000,000	5,090,603
Credit Suisse A.G. New York	5.400	01/14/20	20,006,000	20,383,198
CVS Health Corp. (3 month LIBOR + 0.630%)(c)	3.397	03/09/20	5,000	5,010

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
D.R. Horton, Inc.	3.750	03/01/19	28,881,000	$28,881,000
D.R. Horton, Inc.	4.000	02/15/20	271,000	273,035
Delphi Financial Group, Inc.	7.875	01/31/20	3,608,000	3,753,515
Deutsche Bank AG	2.850	05/10/19	20,927,000	20,907,281
Deutsche Bank AG (3 month LIBOR + 1.910%)(c)	4.607	05/10/19	250,000	250,240
Deutsche Bank AG	3.150	01/22/21	5,250,000	5,128,728
Deutsche Bank AG	4.250	10/14/21	2,057,000	2,044,310
Deutsche Bank AG	4.250	10/14/21	313,000	311,069
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (h)	3.480	06/01/19	5,334,000	5,331,860
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (h)	3.480	06/01/19	1,270,000	1,269,490
Discover Bank	8.700	11/18/19	2,060,000	2,135,260
Discover Bank	7.000	04/15/20	4,912,000	5,101,251
Discover Financial Services	10.250	07/15/19	11,309,000	11,581,446
Dominion Gas Holdings, LLC	2.500	12/15/19	9,530,000	9,501,332
DPL Inc.	6.750	10/01/19	24,651,000	24,989,951
Drawbridge Special Opportunities Fund L.P. (h)	5.000	08/01/21	15,000,000	14,919,579
Eagle Bancorp, Inc. (5.000% to 08/01/21,
then 3 month LIBOR + 3.850%)(c)	5.000	08/01/26	6,474,000	6,458,227
Eaton Corp.	6.950	03/20/19	340,000	340,708
EF Holdco Inc. / EF Cayman Holdings Ltd. (h)	5.500	09/01/22	3,500,000	3,521,009
Embraer Overseas Ltd.	6.375	01/15/20	13,540,000	13,868,480
Enable Midstream Partners, LP (b)	2.400	05/15/19	11,864,000	11,847,595
Enbridge Energy Partners, L.P.	9.875	03/01/19	3,010,000	3,010,000
Energy Transfer Partners, L.P.	9.700	03/15/19	10,549,000	10,569,772
Energy Transfer Partners, L.P.	9.000	04/15/19	2,817,000	2,835,426
Enogex LLC (h)	6.250	03/15/20	5,295,000	5,437,670
Ensco PLC	8.000	01/31/24	12,306,000	11,013,870
Enstar Group Ltd.	4.500	03/10/22	25,056,000	25,203,790
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%)(c)	5.516	06/01/67	8,538,000	7,897,650
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%)(c)	5.250	08/16/77	6,666,000	6,112,675
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%)(c)	5.069	05/01/67	24,386,000	21,215,820
Exelon Generation Co., LLC	5.200	10/01/19	624,000	631,077
Exelon Generation Co., LLC	2.950	01/15/20	8,645,000	8,634,446
Express Scripts, Inc.	7.250	06/15/19	992,000	1,004,529
Exxon Mobil Corp. (3 month LIBOR + 0.780%)(c)	3.518	03/01/19	400,000	400,000
FedNat Holding Co. (h)(i)	7.500	03/15/29	3,000,000	3,000,000
Fidelity Federal Bancorp (6.875% to 10/15/23,
then 3 month LIBOR + 3.790%)(c)(h)	6.875	10/15/28	6,500,000	6,615,741
Fifth Third Bancorp (4.900% to 09/30/19,
then 3 month LIBOR + 3.129%)(c)(g)	4.900	09/30/19	28,160,000	27,878,400
First Niagara Financial Group, Inc.	6.750	03/19/20	4,993,000	5,183,709
First Tennessee Bank N.A.	2.950	12/01/19	47,302,000	47,230,768
Flagstar Bancorp, Inc.	6.125	07/15/21	43,360,000	44,948,753
Flex Ltd.	4.625	02/15/20	5,675,000	5,738,620
Flushing Financial Corp. (5.250% to 12/15/21, then 3 month LIBOR + 3.440%)(c)	5.250	12/15/26	730,000	726,203
FMC Corp.	5.200	12/15/19	5,000,000	5,078,639
Ford Motor Credit Co. LLC	2.375	03/12/19	1,155,000	1,154,804
Ford Motor Credit Co. LLC	2.262	03/28/19	5,562,000	5,558,942
Ford Motor Credit Co. LLC	2.021	05/03/19	1,000,000	998,459
Ford Motor Credit Co. LLC	1.897	08/12/19	15,170,000	15,092,091
Ford Motor Credit Co. LLC	2.597	11/04/19	37,480,000	37,379,339
Ford Motor Credit Co. LLC	2.681	01/09/20	946,000	938,612
Ford Motor Credit Co. LLC (3 month LIBOR + 1.000%)(c)	3.797	01/09/20	486,000	485,198
Ford Motor Credit Co. LLC	8.125	01/15/20	500,000	519,329
FS Investment Corp.	4.000	07/15/19	4,402,000	4,404,888
FS Investment Corp.	4.250	01/15/20	1,000,000	1,003,746
GATX Corp.	2.600	03/30/20	3,291,000	3,268,815
General Electric Capital Corp. (3 month LIBOR + 1.000%)(c)	3.787	04/15/23	10,075,000	9,810,178
General Electric Capital Corp. (3 month LIBOR + 0.380%)(c)	3.113	05/05/26	5,148,000	4,609,818
General Electric Co. (5.000% to 01/21/21, then 3 month LIBOR + 3.330%)(c)(g)	5.000	01/21/21	46,706,000	44,020,405
General Electric Co. / LJ VP Holdings LLC (h)	3.800	06/18/19	750,000	751,262
General Motors Financial Co., Inc.	2.400	05/09/19	746,000	745,443
General Motors Financial Co., Inc.	3.150	01/15/20	6,918,000	6,917,430
General Motors Financial Co., Inc.	2.650	04/13/20	5,730,000	5,695,098
Genworth Financial Inc.	7.700	06/15/20	2,918,000	2,903,410
Goldman Sachs Group, Inc.	2.300	12/13/19	4,523,000	4,502,009
Goldman Sachs Group, Inc. (3.000% to 08/31/19, then 4.000%)(d)	3.000	08/31/20	15,000,000	14,917,317
Goldman Sachs Group, Inc. (3 month LIBOR + 1.600%)(c)	4.229	11/29/23	11,736,000	11,997,783

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hainan Airlines Hong Kong Co., Ltd. (h)	3.625	02/07/20	14,737,000	$14,695,309
Harley-Davidson Financial Services, Inc. (h)	2.400	09/15/19	1,675,000	1,666,191
Harley-Davidson Financial Services, Inc. (h)	2.150	02/26/20	11,848,000	11,735,505
Harley-Davidson Financial Services, Inc. (h)	2.150	02/26/20	500,000	495,253
HCA Inc.	4.250	10/15/19	1,861,000	1,872,754
HCA Inc.	6.500	02/15/20	23,403,000	24,103,206
Health Care REIT, Inc.	4.125	04/01/19	10,289,000	10,292,683
Hillshire Brands Co.	4.100	09/15/20	1,935,000	1,953,474
Holcim US Finance Sarl & Cie S.C.S. (h)	6.000	12/30/19	1,650,000	1,684,850
Home BancShares Inc. (5.625% to 04/15/22, then 3 month LIBOR + 3.575%)(c)	5.625	04/15/27	4,950,000	5,001,440
Hughes Satellite Systems Corp.	6.500	06/15/19	9,168,000	9,225,300
Humana Inc.	2.625	10/01/19	3,013,000	3,008,655
Husky Energy Inc.	7.250	12/15/19	15,421,000	15,910,779
Hyundai Capital Services, Inc. (h)	1.625	08/30/19	1,180,000	1,171,409
International Lease Finance Corp.	6.250	05/15/19	2,628,000	2,644,458
International Lease Finance Corp.	4.625	04/15/21	470,000	477,894
Investar Holding Corp. (6.000% to 03/30/22, then 3 month LIBOR +3.945%)(c)	6.000	03/30/27	500,000	508,157
INVISTA Finance LLC (h)	4.250	10/15/19	32,165,000	32,280,312
IPALCO Enterprises, Inc.	3.450	07/15/20	865,000	862,729
Johnson Controls, Inc.	5.000	03/30/20	1,000,000	1,017,140
JPMorgan Chase & Co. (3 month LIBOR + 3.470%)(c)(g)	6.221	04/30/19	7,903,000	7,940,539
JPMorgan Chase & Co. (5.000% to 07/01/19,
then 3 month LIBOR + 3.320%)(c)(g)	5.000	07/01/19	7,500,000	7,490,625
Keysight Technologies, Inc.	3.300	10/30/19	22,001,000	22,011,355
Kinder Morgan Inc.	3.050	12/01/19	4,666,000	4,665,975
Koninklijke Ahold Delhaize N.V.	4.125	04/10/19	100,000	100,062
Laclede Group, Inc.	2.550	08/15/19	4,695,000	4,678,494
Land O' Lakes, Inc. (h)	6.000	11/15/22	5,167,000	5,309,092
Life Technologies Corp.	6.000	03/01/20	334,000	343,080
Lincoln National Corp. (3 month LIBOR + 2.3575%)(c)	5.040	05/17/66	25,985,000	22,347,100
Lincoln National Corp. (3 month LIBOR + 2.040%)(c)	4.801	04/20/67	25,070,000	20,306,700
Lloyds Bank PLC (h)	5.800	01/13/20	600,000	613,761
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%)(c)	3.708	12/28/20	14,173,000	14,175,827
Manufacturers & Traders Trust Co. (3 month LIBOR + 0.640%)(c)	3.378	12/01/21	1,007,000	1,001,243
Marriott Int'l., Inc.	3.000	03/01/19	7,825,000	7,825,000
MBIA Inc.	6.400	08/15/22	74,942,000	73,817,870
Medtronic Global Holdings S.C.A.	1.700	03/28/19	5,000	4,997
Merrill Lynch & Co. (3 month LIBOR + 0.760%)(c)	3.548	09/15/26	3,870,000	3,609,430
Meta Financial Group, Inc. (5.750% to 08/15/21, then 3 month LIBOR + 4.630%)(c)	5.750	08/15/26	3,200,000	3,233,381
MetLife, Inc. (5.250% to 06/15/20, then 3 month LIBOR + 3.575%)(c)(g)	5.250	06/15/20	5,490,000	5,528,430
Midcontinent Express Pipeline LLC (h)	6.700	09/15/19	22,665,000	22,719,952
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%)(c)(h)	5.875	07/15/28	6,000,000	6,064,707
Mizuho Bank, Ltd. (h)	2.650	09/25/19	4,545,000	4,540,495
MM Finished Lots Holdings, LLC (h)	7.250	01/31/24	6,823,328	6,823,328
Molson Coors Brewing Co.	1.900	03/15/19	1,894,000	1,893,550
Molson Coors Brewing Co.	2.250	03/15/20	17,686,000	17,532,663
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%)(c)	4.177	04/01/21	130,000	130,163
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%)(c)	4.177	06/09/23	100,000	97,500
Motiva Enterprises LLC (h)	5.750	01/15/20	3,882,000	3,936,169
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	24,820,000	25,998,950
Mylan N.V.	2.500	06/07/19	6,592,000	6,582,946
NetApp, Inc.	2.000	09/27/19	106,000	105,456
Newell Brands, Inc.	2.600	03/29/19	10,352,000	10,348,605
NexBank Capital, Inc. (5.500% to 03/15/21, then 3 month LIBOR + 4.355%)(c)(h)	5.500	03/16/26	14,500,000	14,221,347
Noble Holding Int'l. Ltd.	4.625	03/01/21	6,657,000	6,340,792
Nordea Bank AB (h)	2.125	05/29/20	8,150,000	8,061,335
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%)(c)(h)	6.875	10/01/28	5,000,000	5,031,012
Nutrien Ltd.	4.875	03/30/20	4,902,000	4,975,141
NXP B.V. / NXP Funding LLC (h)	4.125	06/15/20	12,652,000	12,744,360
NXP B.V. / NXP Funding LLC (h)	4.125	06/01/21	15,442,000	15,552,410
Office Properties Income Trust	3.600	02/01/20	17,026,000	17,042,312
Office Properties Income Trust	4.150	02/01/22	10,919,000	10,811,973
Office Properties Income Trust	4.250	05/15/24	9,441,000	8,875,824

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Old Second Bancorp, Inc. (5.750% to 12/31/21,
then 3 month LIBOR + 3.850%)(c)	5.750	12/31/26	1,920,000	$1,949,984
ONEOK Partners, L.P.	8.625	03/01/19	13,785,000	13,785,000
Pacific Continental Corp. (5.875% to 06/30/21,
then 3 month LIBOR + 4.715%)(c)	5.875	06/30/26	500,000	505,747
Pearson Funding Four PLC (h)	3.750	05/08/22	3,300,000	3,274,299
Pedcor Bancorp (7.250% to 02/15/24,
then 3 month LIBOR + 4.600%)(c)(h)	7.250	02/15/29	3,000,000	3,010,415
Penske Truck Leasing Co., L.P. / PTL Finance Corp. (h)	3.050	01/09/20	5,265,000	5,251,779
Pentair Finance S.A.	2.650	12/01/19	6,160,000	6,155,095
Perrigo Finance Unlimited Co.	3.500	03/15/21	900,000	878,312
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/21	160,000	159,600
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/22	2,738,000	2,703,775
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/22	1,000,000	987,500
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/23	3,841,000	3,725,770
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/23	1,705,000	1,675,163
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/24	4,799,000	4,679,025
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/24	1,815,000	1,769,625
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/25	1,530,000	1,484,100
Pershing Road Development Co., LLC
(3 month LIBOR + 0.400%)(c)(h)	3.138	09/15/26	865,000	805,315
Phillips 66 (3 month LIBOR + 0.750%)(c)(h)	3.537	04/15/20	18,241,000	18,249,910
Plains All American Pipeline, L.P. / PAA Finance Corp.	2.600	12/15/19	4,037,000	4,018,900
Principal Financial Group, Inc. (4.700% to 05/15/20,
then 3 month LIBOR + 3.044%)(c)	4.700	05/15/55	32,000,000	31,040,000
Progress Energy, Inc.	7.050	03/15/19	2,185,000	2,187,912
Prospect Capital Corp.	4.250	06/15/20	500,000	496,567
Protective Life Corp.	7.375	10/15/19	8,311,000	8,537,653
Public Service Co. of Oklahoma	5.150	12/01/19	7,450,000	7,572,535
QBE Capital Funding III Ltd. (7.250% to 05/24/21,
then USSW10 + 4.050%)(c)(h)	7.250	05/24/41	1,795,000	1,866,800
Quest Diagnostics Inc.	4.750	01/30/20	3,950,000	4,015,408
QVC Inc.	3.125	04/01/19	19,683,000	19,671,345
R. J. Reynolds Tobacco Co.	8.125	06/23/19	1,875,000	1,903,709
RBB Bancorp (6.500% to 03/31/21,
then 3 month LIBOR + 5.160%)(c)(h)	6.500	03/31/26	2,000,000	2,058,569
RBB Bancorp (6.180% to 12/01/23,
then 3 month LIBOR + 3.150%)(c)(h)	6.180	12/01/28	5,000,000	5,053,841
ReadyCap Holdings, LLC (h)	7.500	02/15/22	26,000,000	26,519,543
Reckson Operating Partnership, L.P.	7.750	03/15/20	874,000	911,138
Reinsurance Group of America, Inc.	6.450	11/15/19	4,423,000	4,527,515
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%)(c)	5.453	12/15/65	33,029,000	28,900,375
Renasant Corp. (5.000% to 09/01/21,
then 3 month LIBOR + 3.840%)(c)	5.000	09/01/26	4,100,000	4,036,384
RenRe North America Holdings Inc.	5.750	03/15/20	3,200,000	3,264,588
Reynolds American Inc.	8.125	06/23/19	950,000	964,546
Rockies Express Pipeline LLC (h)	5.625	04/15/20	8,985,000	9,164,700
Royal Bank of Canada (6.100% where USISDA10 is
greater than or equal to 1.784%)(c)	6.100	08/15/19	2,000,000	2,023,400
Royal Bank of Scotland Group PLC	6.400	10/21/19	1,385,000	1,411,366
RPM Int'l., Inc.	6.125	10/15/19	4,013,000	4,082,922
Ryder System, Inc.	2.450	09/03/19	5,250,000	5,236,505
SAIC, Inc.	4.450	12/01/20	13,028,000	13,312,662
Senior Housing Properties Trust	3.250	05/01/19	23,183,000	23,147,826
Senior Housing Properties Trust	6.750	04/15/20	4,824,000	4,898,176
Senior Housing Properties Trust	6.750	12/15/21	7,390,000	7,721,986
SESI LLC	7.125	12/15/21	38,264,000	35,394,200
Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	33,465,000	33,229,115
Silversea Cruise Finance Ltd. (h)	7.250	02/01/25	24,755,000	26,815,854

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp.	5.190	04/24/19	529,000	$527,678
SLM Corp. (d)	6.250	09/15/20	172,000	167,561
SLM Corp. (d)	6.750	12/15/20	306,000	299,433
SLM Corp. (d)	6.750	12/15/20	95,000	92,961
SLM Corp. (d)	8.000	12/15/20	71,000	70,944
SLM Corp.	6.000	06/15/21	261,000	249,899
SLM Corp.	6.150	06/15/21	146,000	140,245
SLM Corp.	7.250	01/25/22	602,000	631,348
Smithfield Foods, Inc. (h)	2.700	01/31/20	12,804,000	12,695,975
Smithfield Foods, Inc. (h)	2.650	10/03/21	6,833,000	6,483,947
Southern California Edison Co.	2.900	03/01/21	5,000,000	4,942,955
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22,
then 3 month LIBOR + 3.950%)(c)(h)	5.875	01/31/27	2,000,000	2,028,591
Southern Power Co.	1.950	12/15/19	11,891,000	11,799,034
Southside Bancshares, Inc. (5.500% to 09/30/21,
then 3 month LIBOR + 4.297%)(c)	5.500	09/30/26	2,035,000	2,064,301
Sprint Spectrum Co. LLC (b)(h)	3.360	03/20/23	23,520,063	23,373,062
Standard Chartered PLC (h)	2.100	08/19/19	16,075,000	16,011,895
Standard Chartered PLC (h)	2.400	09/08/19	11,000,000	10,953,437
Standard Chartered PLC (h)	2.400	09/08/19	3,700,000	3,684,338
TECO Finance, Inc.	5.150	03/15/20	2,800,000	2,856,867
Textron Inc.	7.250	10/01/19	2,000,000	2,048,402
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%)(c)	4.894	05/15/67	19,398,000	16,536,795
Twenty-First Century Fox America, Inc.	6.900	03/01/19	5,728,000	5,728,000
United Business Media plc (h)	5.750	11/03/20	6,915,000	7,126,567
United Rentals N.A., Inc.	4.625	07/15/23	12,607,000	12,849,685
UTB Financial Holding Co. (6.500% to 09/01/23,
then 3 month LIBOR + 3.620%)(c)(h)	6.500	09/01/28	6,000,000	6,089,875
Western Union Co. (3 month LIBOR + 0.800%)(c)	3.463	05/22/19	44,000,000	44,022,724
Willis North America Inc.	7.000	09/29/19	1,674,000	1,707,917
Worthington Industries, Inc.	6.500	04/15/20	8,000,000	8,298,856
WT Holdings, Inc. (h)	7.000	04/30/23	17,000,000	17,085,000
XL Group PLC (3 month LIBOR + 2.4575%)(c)(g)	5.245	04/01/19	85,311,000	80,192,340

Residential Mortgage-Backed Securities - 0.1%				2,333,280
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	339,078	321,792
Minnesota Housing Finance Agency	2.700	09/01/41	2,115,997	2,011,488

Sovereign Bonds - 1.6%				61,042,262
Bayerische Landesbank (3 month LIBOR + 1.160%
where (USISDA30 - USISDA02) is greater than -0.250%)(c)	3.957	10/02/21	6,000,000	6,097,777
Comision Federal de Electricidad (h)	4.875	05/26/21	5,285,000	5,364,328
Petroleos Mexicanos	8.000	05/03/19	2,871,000	2,892,532
Petroleos Mexicanos	6.000	03/05/20	10,000,000	10,173,700
Petroleos Mexicanos	6.375	02/04/21	14,793,000	15,224,216
Petroleos Mexicanos	3.500	01/30/23	6,025,000	5,611,685
Petroleos Mexicanos	4.875	01/18/24	11,080,000	10,585,832
Sino-Ocean Land Treasure Finance I Ltd. (h)	4.625	07/30/19	5,080,000	5,092,192

Taxable Municipal Bonds - 3.0%				111,314,053
California Statewide Communities Development Authority	5.370	06/01/21	425,000	430,691
Casino Reinvestment Development Authority NJ	5.340	06/01/20	3,105,000	3,130,461
City of Long Beach CA Pension Obligation	5.180	09/01/21	3,180,000	3,287,325
City of Newark NJ	3.057	04/01/20	700,000	693,791
Conway Health Facilities Board AR	3.500	08/01/19	545,000	545,071
Conway Health Facilities Board AR	3.770	08/01/20	905,000	906,901
County of Cuyahoga OH	5.000	12/01/19	5,000	5,024
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/19	250,000	250,000
County of Ohio WV Special District Excise Tax Revenue	3.500	03/01/20	495,000	495,124
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/20	575,000	579,905
County of Racine WI Anticipation Notes	3.050	12/01/20	62,900,000	62,913,209
County of Reeves TX Certs. of Participation	6.750	12/01/19	1,320,000	1,212,829
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	545,625
County of Reeves TX Certs. of Participation	6.875	12/01/20	370,000	335,209
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	33,965
County of Reeves TX Certs. of Participation	7.000	12/01/21	500,000	451,440
County of Reeves TX Certs. of Participation	7.700	12/01/21	3,340,000	3,020,963
Eastern Illinois University	5.450	04/01/19	515,000	515,500
Eastern Illinois University	5.600	04/01/20	585,000	585,655
Eastern Illinois University	5.700	04/01/21	125,000	125,154

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Fannin County TX Public Facility Corp.	5.200	10/01/19	515,000	$504,870
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	760,551
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	2,800,000	2,799,440
Garza County TX Public Facility Corp.	6.200	10/01/20	855,000	773,638
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,535,000	1,555,799
LL & P Wind Energy, Inc. WA (h)	5.983	12/01/22	7,095,000	7,365,745
New Jersey Economic Development Authority	3.300	06/15/19	1,000,000	1,000,180
New Jersey Economic Development Authority	3.290	07/01/19	320,000	319,990
New Jersey Sports & Exposition Authority	6.076	03/01/23	415,000	441,481
North Texas Tollway Authority	8.910	02/01/30	535,000	560,841
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	215,000	218,152
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	1,110,000	1,102,630
San Luis AZ Facility Development Corp.	5.350	05/01/19	1,240,000	1,239,975
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	649,940
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	824,551
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	959,924
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	891,682
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	896,007
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	900,357
State of Illinois General Obligation	3.650	04/01/20	550,000	550,880
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	630,926
Town of Hamden CT General Obligation	4.000	08/15/19	680,000	681,788
Town of Oyster Bay NY General Obligation	3.800	02/01/20	1,725,000	1,726,863
Town of Oyster Bay NY General Obligation	3.950	02/01/21	890,000	891,032
Utah Infrastructure Agency Telecommunications
Revenue and Refunding	3.500	10/15/23	3,050,000	3,002,969

Tax-Exempt Municipal Bonds - 0.2%				6,141,422
Casino Reinvestment Development Authority NJ	5.250	06/01/19	5,000,000	5,015,600
Puerto Rico Commonwealth	5.500	07/01/19	130,000	131,106
Puerto Rico Electric Power Authority	5.000	07/01/19	770,000	773,750
Puerto Rico Highways & Transportation Authority	4.125	07/01/19	120,000	120,190
Puerto Rico Municipal Finance Agency	5.250	08/01/19	100,000	100,776

U.S. Government Agency Mortgage-Backed Securities - 2.2%				81,039,773
Fannie Mae REMIC, Series 2013-29 Class AI IO	2.500	04/25/28	5,987,930	416,647
Freddie Mac REMIC, Series 4136 Class IH IO	3.500	09/15/27	8,337,311	691,896
Freddie Mac REMIC, Series 4238 Class NS IO
(-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%)(c)	4.211	02/15/42	3,600,853	472,579
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ1 M2 (1 month LIBOR + 2.500%, floor 0.000%)(c)	4.990	08/25/24	22,253	22,275
Ginnie Mae, Series 78-2071X	7.000	05/15/33	19,457	22,020
Ginnie Mae REMIC Trust, Series 2013-30 A	1.500	05/16/42	27,782,861	26,176,806
Ginnie Mae REMIC Trust, Series 2013-33 A	1.061	07/16/38	44,359,888	42,156,084
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	367,643	352,146
Ginnie Mae REMIC Trust, Series 2013-57 A	1.350	06/16/37	11,167,282	10,729,320

U.S. Government & Agency Securities - 8.8%				325,516,755
Fannie Mae	1.075	07/11/19	750,000	746,116
Fannie Mae	1.050	07/12/19	1,000,000	994,690
Fannie Mae	1.125	07/26/19	500,000	497,211
Fannie Mae	1.125	07/26/19	500,000	497,211
Fannie Mae (d)	2.500	07/26/19	1,500,000	1,499,887
Fannie Mae	0.875	08/02/19	9,201,000	9,137,890
Fannie Mae	1.250	08/23/19	400,000	397,593
Fannie Mae	1.350	08/26/19	305,000	303,278
Fannie Mae	1.000	08/28/19	6,378,000	6,330,733
Fannie Mae	1.750	09/12/19	9,765,000	9,724,710
Fannie Mae	1.250	09/30/19	675,000	669,996
Fannie Mae (f)	0.000	10/09/19	27,435,000	27,008,825
Fannie Mae	1.100	10/17/19	1,412,000	1,399,214
Fannie Mae	1.230	10/17/19	28,663,000	28,428,709
Fannie Mae	1.000	10/24/19	17,421,000	17,248,062
Fannie Mae	1.330	10/24/19	500,000	496,067
Fannie Mae	1.200	10/28/19	175,000	173,388
Fannie Mae	1.400	10/28/19	4,215,000	4,183,442
Fannie Mae	1.400	11/26/19	89,000	88,266
Fannie Mae	1.750	11/26/19	5,810,000	5,776,877
Fannie Mae	1.550	12/27/19	865,000	857,443

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Fannie Mae	1.250	12/30/19	100,000	$98,944
Fannie Mae	1.350	12/30/19	100,000	98,984
Fannie Mae	1.375	12/30/19	433,000	428,869
Fannie Mae	1.580	12/30/19	200,000	198,359
Fannie Mae	1.625	01/21/20	13,326,000	13,219,259
Fannie Mae	1.650	01/27/20	900,000	892,789
Fannie Mae	1.700	01/27/20	1,095,000	1,086,071
Fannie Mae	1.500	02/20/20	125,000	123,686
Fannie Mae	1.250	02/25/20	102,000	100,738
Farmer Mac	1.640	01/27/20	150,000	148,786
Federal Farm Credit Banks	1.400	03/27/19	300,000	299,778
Federal Farm Credit Banks	1.030	04/05/19	4,382,000	4,376,220
Federal Farm Credit Banks	1.190	04/22/19	245,000	244,573
Federal Farm Credit Banks	2.000	05/08/19	180,000	179,860
Federal Farm Credit Banks	1.180	06/13/19	1,180,000	1,175,863
Federal Farm Credit Banks	4.375	08/05/19	100,000	100,818
Federal Farm Credit Banks	1.400	08/28/19	500,000	497,421
Federal Farm Credit Banks	1.200	09/12/19	2,000,000	1,986,750
Federal Farm Credit Banks	2.530	09/12/19	100,000	100,034
Federal Farm Credit Banks	1.550	09/27/19	215,000	213,880
Federal Farm Credit Banks	1.140	10/07/19	650,000	644,831
Federal Farm Credit Banks	4.730	10/21/19	980,000	993,843
Federal Farm Credit Banks	1.250	10/22/19	1,425,000	1,413,868
Federal Farm Credit Banks	1.360	10/28/19	355,000	352,401
Federal Farm Credit Banks	1.160	11/01/19	847,000	839,600
Federal Farm Credit Banks	1.550	11/15/19	1,000,000	993,392
Federal Farm Credit Banks	5.150	11/15/19	303,000	308,579
Federal Farm Credit Banks	1.100	11/18/19	169,000	167,332
Federal Farm Credit Banks	1.600	11/19/19	235,000	233,509
Federal Farm Credit Banks	2.390	12/05/19	270,000	269,762
Federal Farm Credit Banks	1.500	12/19/19	233,000	231,135
Federal Farm Credit Banks	4.250	01/06/20	286,000	290,112
Federal Farm Credit Banks	1.950	01/10/20	504,000	501,493
Federal Farm Credit Banks	1.520	01/17/20	1,164,000	1,153,624
Federal Farm Credit Banks	4.600	01/29/20	110,000	112,041
Federal Home Loan Banks	2.250	05/03/19	3,815,000	3,814,103
Federal Home Loan Banks	1.625	06/14/19	840,000	837,958
Federal Home Loan Banks	1.160	06/21/19	190,000	189,238
Federal Home Loan Banks	2.375	07/16/19	745,000	744,698
Federal Home Loan Banks	1.375	07/26/19	425,000	423,123
Federal Home Loan Banks	0.875	08/05/19	17,560,000	17,440,487
Federal Home Loan Banks	5.125	08/15/19	1,270,000	1,285,366
Federal Home Loan Banks	1.250	08/22/19	340,000	338,015
Federal Home Loan Banks	1.375	09/13/19	1,365,000	1,356,689
Federal Home Loan Banks	2.000	09/13/19	175,000	174,483
Federal Home Loan Banks	2.375	09/13/19	275,000	274,809
Federal Home Loan Banks	4.500	09/13/19	405,000	409,259
Federal Home Loan Banks (2.530% to 03/20/19,
2.780% to 06/20/19, then 3.030%)(d)	2.530	09/20/19	125,000	124,994
Federal Home Loan Banks	1.000	09/26/19	13,385,000	13,271,750
Federal Home Loan Banks	1.280	09/27/19	105,000	104,271
Federal Home Loan Banks	1.350	09/27/19	2,000,000	1,986,462
Federal Home Loan Banks	1.500	09/27/19	2,480,000	2,465,785
Federal Home Loan Banks	1.500	09/27/19	500,000	497,172
Federal Home Loan Banks	1.125	10/03/19	500,000	495,939
Federal Home Loan Banks	1.500	10/07/19	695,000	690,646
Federal Home Loan Banks	1.125	10/11/19	200,000	198,238
Federal Home Loan Banks	1.550	10/11/19	385,000	382,637
Federal Home Loan Banks	1.340	10/17/19	250,000	248,121
Federal Home Loan Banks	2.625	10/18/19	5,000,000	5,002,930
Federal Home Loan Banks	1.500	10/21/19	5,490,000	5,453,025
Federal Home Loan Banks	1.370	10/24/19	14,706	14,594
Federal Home Loan Banks	2.750	10/24/19	1,000,000	1,001,004
Federal Home Loan Banks	1.400	10/29/19	550,000	545,785
Federal Home Loan Banks	1.375	11/15/19	10,215,000	10,131,860
Federal Home Loan Banks	1.100	11/18/19	500,000	494,820
Federal Home Loan Banks	1.250	12/13/19	1,615,000	1,598,545
Federal Home Loan Banks	2.375	12/13/19	1,935,000	1,932,544
Federal Home Loan Banks	4.125	12/13/19	1,970,000	1,992,828

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government & Agency Securities (continued)
Federal Home Loan Banks	1.390	12/26/19	175,000	$173,374
Federal Home Loan Banks (3 month LIBOR - 0.140%,
floor 0.000%)(c)	2.682	12/26/19	120,000	120,048
Federal Home Loan Banks	1.450	12/27/19	200,000	198,233
Federal Home Loan Banks	1.500	12/27/19	510,000	505,345
Federal Home Loan Banks (2.500% to 06/30/19, then 3.000%)(d)	2.500	12/30/19	100,000	99,983
Federal Home Loan Banks (d)	5.400	12/30/19	1,020,000	1,043,770
Federal Home Loan Banks	2.125	02/11/20	6,030,000	6,006,332
Federal Home Loan Banks	1.875	03/13/20	670,000	665,403
Federal Home Loan Banks	4.125	03/13/20	1,735,000	1,762,458
Federal Home Loan Banks	1.700	04/14/20	500,000	495,044
Financing Corp. (f)	0.000	09/26/19	1,352,000	1,331,469
Freddie Mac	1.500	06/27/19	178,000	177,478
Freddie Mac	0.875	07/19/19	3,582,000	3,560,658
Freddie Mac	1.050	07/26/19	1,000,000	993,990
Freddie Mac	1.250	07/26/19	220,000	218,860
Freddie Mac	1.500	07/26/19	450,000	448,161
Freddie Mac	2.000	07/30/19	132,000	131,729
Freddie Mac	1.250	08/01/19	108,000	107,431
Freddie Mac	1.375	08/15/19	517,000	514,306
Freddie Mac	1.300	08/16/19	100,000	99,424
Freddie Mac	1.300	08/23/19	1,800,000	1,789,591
Freddie Mac	1.500	09/27/19	100,000	99,412
Freddie Mac	1.250	09/30/19	732,000	726,531
Freddie Mac (f)	0.000	10/01/19	135,000	132,932
Freddie Mac	1.250	10/02/19	19,626,000	19,480,866
Freddie Mac	1.500	10/03/19	100,000	99,386
Freddie Mac (2.250% to 04/18/19, 2.500% to 07/18/19,
then 3.000%)(d)	2.250	10/18/19	74,000	73,897
Freddie Mac (1.500% to 04/28/19, then 2.500%)(d)	1.500	10/28/19	100,000	99,734
Freddie Mac	1.650	10/30/19	400,000	397,615
Freddie Mac	1.750	11/27/19	200,000	198,744
Freddie Mac (f)	0.000	11/29/19	9,033,000	8,856,770
Freddie Mac	1.500	12/26/19	1,800,000	1,785,467
Freddie Mac	1.375	12/30/19	475,000	470,250
Freddie Mac	1.500	12/30/19	500,000	495,177
Freddie Mac	1.500	01/17/20	9,723,000	9,634,618
Freddie Mac	1.300	02/13/20	5,495,000	5,430,340
Freddie Mac	2.000	02/21/20	130,000	129,290
Freddie Mac	1.500	02/24/20	247,000	244,454
Freddie Mac	1.350	04/28/20	150,000	147,900
Freddie Mac (1.500% to 05/18/19, 2.000% to 11/18/19,
then 3.000%)(d)	1.500	05/18/20	100,000	99,525
Freddie Mac	1.500	06/24/20	2,175,000	2,145,211
New Valley Generation I	7.299	03/15/19	14,484	14,512
Residual Funding Corp. (f)	0.000	10/15/19	1,130,000	1,111,822
Tennessee Valley Authority	2.250	03/15/20	1,000,000	996,907
U.S. Treasury Bonds	1.000	08/31/19	10,000,000	9,923,437
U.S. Treasury Bonds	1.000	09/30/19	5,000,000	4,955,664
U.S. Treasury Bonds	1.500	10/31/19	5,000,000	4,965,430
U.S. Treasury Bonds	1.125	12/31/19	1,000,000	988,320
U.S. Treasury Strip Principal (f)	0.000	11/15/19	5,000,000	4,910,467

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Rate (%)	Maturity Date	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.2%				$42,849,391
(COST $42,846,959)

Commercial Paper - 0.7%				24,819,095
AT&T Inc. (f)(h)	0.000	05/28/19	25,000,000	24,819,095

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	2.319		100,000	100,000

U.S. Government & Agency Securities - 0.5%				17,930,296
U.S. Treasury Bills (b)	2.374	07/25/19	5,000,000	4,951,181
U.S. Treasury Bills (b)	2.371	08/29/19	5,000,000	4,938,660
U.S. Treasury Bills (b)	2.356	11/07/19	2,000,000	1,965,906
U.S. Treasury Bills (b)	2.354	12/05/19	2,200,000	2,158,257
U.S. Treasury Bills (b)	2.368	01/02/20	4,000,000	3,916,292

TOTAL INVESTMENTS - 100.5% (COST $3,767,989,275)				3,719,909,350

NET OTHER ASSETS AND LIABILITIES - (0.5%)				(17,495,402)

NET ASSETS - 100.0%				$3,702,413,948

(a)	Rate shown represents the 7-day yield at February 28, 2019.
(b)	Rate shown represents the current coupon rate for corporate bonds and the current yield for U.S. Treasury Bills at February 28, 2019.
(c)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 28, 2019.
(e)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
(f)	Zero-coupon security.
(g)	Perpetual maturity; date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At February 28, 2019, the aggregate value of these securities was $1,109,057,053, representing 30.0% of net assets.
(i)	When-issued security. At February 28, 2019, the aggregate value of these securities was $3,000,000, representing 0.1% of net assets.
^	Rounds to 0.0%.

Abbreviations:
CPI YOY	Consumer Price Index Year-on-Year Growth Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate
USSW10	10-Year Dollar Semi Annual 30/360 Swap Rate

A.B.	Aktiebolag is the Swedish term for limited liability corporation.
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S.A.	designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
S.A. de C.V.	Sociedad Anónima de Capital Variable is the term for limited liability companies in Mexico.
SARL	Société à responsabilité limitée is the Luxembourg term for a limited liability corporation.
SCA	Société en commandite par actions is the Luxembourg term for a partnership limited by shares.
SCS	Société en commandite simple is the Luxembourg equivalent of a limited partnership.
SRL	Società a responsabilità limitata is the Italian term for a public limited company.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2019

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

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Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, asset-backed securities, mortgage-backed securities, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

2

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2019:

LargeCap Fund
	Level 1	Level 2	Level 3	Total
Common stocks	$121,298,151	$ -	$ -	$121,298,151
Short-term investments	100,000	-	-	100,000
Total	$121,398,151	$ -	$ -	$121,398,151

MidCap Fund
	Level 1	Level 2	Level 3	Total
Common stocks	$41,863,238	$ -	$ -	$41,863,238
Short-term investments	100,000	-	-	100,000
Total	$41,963,238	$ -	$ -	$41,963,238

Bond Fund
	Level 1	Level 2	Level 3	Total
Bonds	$ -	$3,677,059,959	$ -	$3,677,059,959
Short-term investments	100,000	42,749,391	-	42,849,391
Total	$100,000	$3,719,809,350	$ -	$3,719,909,350

The Funds did not invest in any level-3 investments as of and during the fiscal period ended February 28, 2019. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

3

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 22nd day of April, 2019.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 22nd day of April, 2019.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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